Investment in a Joint Venture / Associate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 27, 2021	Jul. 16, 2021	Jul. 15, 2021	Mar. 19, 2021	Mar. 10, 2021
Investment in a Joint Venture
Percentage of shares acquired	31.40%
Percentage of outstanding capital diluted	27.70%
Shareholder voting rights	31.40%
Gain on dilution	€ 1,179
Share capital
Investment in a Joint Venture
Share buyback common stock	273,227
Series B preferred stock
Investment in a Joint Venture
Number of shares issued	1,092,908
Zenlabs Energy Inc
Investment in a Joint Venture
Percentage of shares acquired					9.10%		25.70%
Purchase price			€ 7,400	€ 7,400			€ 8,502
Conversion of outstanding promissory notes at a fair value included in consideration						€ 2,222
Promissory notes held included in conversion						€ 1,051
Total fair value of identifiable net assets acquired		€ 8,344
Goodwill		7,558
Identifiable net assets acquired		2,248
Fair value step-up brand and technology portfolio		8,688
Deferred taxation		€ 2,592
Shareholder voting rights					9.10%		25.70%